Operating leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Property Lease	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Leases, operating [Abstract]
Number of lease for which construction not started | Lease	1
Other information related to leases [Abstract]
Operating lease cost	$ 8,128	$ 8,044	$ 7,808
Variable lease cost	2,015	2,029	1,968
Total Lease costs	10,143	10,073	9,776
Cash paid for amounts included in the measurement of lease liabilities [Abstract]
Operating cash flows from operating leases	8,192	8,042	7,839
Right-of-use assets obtained in exchange for lease obligations:	$ 6,588	$ 2,548	$ 57,464
Weighted average remaining lease term (years)	9 years 3 months 18 days	9 years	9 years 4 months 24 days
Weighted average discount rate	3.00%	3.20%	3.30%
Future minimum lease payments under non-cancellable leases [Abstract]
2022	$ 8,125
2023	7,912
2024	7,789
2025	7,416
2026	6,443
Thereafter	22,868
Total lease payments	60,553
Less: Interest	7,833
Present value of lease liabilities	52,720	$ 52,784
Operating lease right-of-use assets	48,090	$ 47,885
Director [Member]
Future minimum lease payments under non-cancellable leases [Abstract]
Total lease payments	3,600
Less: Interest	$ 498
Number of properties under lease owned by related party | Property	5
Minimum [Member]
Leases, operating [Abstract]
Operating lease expiration term	3 months
Maximum [Member]
Leases, operating [Abstract]
Operating lease expiration term	22 years 9 months 18 days